Document and Entity Information	Mar. 31, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001318342
Document Creation Date	Mar. 25, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Document Effective Date	Mar. 31, 2025
Prospectus Date	Mar. 31, 2025
Amendment Flag	false
Document Period End Date	Nov. 30, 2024
Riverbridge Growth Fund | Investor Class Shares
Prospectus:
Trading Symbol	RIVRX
Riverbridge Growth Fund | Institutional Class Shares
Prospectus:
Trading Symbol	RIVBX